Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Equity component of convertible debentures [member]	Accumulated other comprehensive income (loss) [Member]		Retained earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 908,890	$ 30,901	$ 11,411	$ 3,091	$ 7,838		$ 250,306	$ 1,212,437	$ 1,867	$ 1,214,304
Beginning Balance (shares) at Dec. 31, 2016	106,497,315
Statements Line Items
Net loss							(42,501)	(42,501)	(287)	(42,788)
Other comprehensive income (loss)					(11,876)			(11,876)		(11,876)
Comprehensive income (loss)					(11,876)		(42,501)	(54,377)	(287)	(54,664)
Business combinations	$ 445,334							445,334		445,334
Business combinations (shares)	30,906,594
Private placements	$ 261,250							261,250		261,250
Private placements (shares)	19,272,820
Exercise of share exchange rights	$ 11,979						1,589	13,568	(1,589)	11,979
Exercise of share exchange rights (shares)	772,810
Dividends declared							(24,274)	(24,274)		(24,274)
Shares issued - Dividends reinvestment plan	$ 1,327							1,327		1,327
Shares issued - Dividends reinvestment plan (shares)	88,536
Shares issued - Employee share purchase plan	$ 371							371		371
Shares issued - Employee share purchase plan (shares)	24,677
Shared-based compensation			3,218					3,218		3,218
Fair value of options exercised	$ 162		(162)
Proceeds from exercise of options	$ 625							625		625
Proceeds from exercise of options (shares)	43,970
Fair value of options exercised, replacement share options	$ 1,202		(1,202)
Proceeds from exercise of options, replacement share options	$ 2,148							2,148		2,148
Proceeds from exercise of options, replacement share options (shares)	190,471
Equity component of convertible debentures, net of transaction costs of $789 and taxes of $5,232				14,510				14,510		14,510
Investments from non-controlling interests							295	295	$ 9	304
Issue costs, net of taxes of $101	$ (275)							(275)		(275)
Transfer of realized gain on financial assets at fair value through other comprehensive income (loss)					(17,088)		17,088
Settlement of derivative financial instruments, net of tax of $2,824					18,248			18,248		18,248
Ending Balance at Dec. 31, 2017	$ 1,633,013	30,901	13,265	17,601	(2,878)	[1]	202,503	$ 1,894,405		1,894,405
Ending Balance (shares) at Dec. 31, 2017	157,797,193
Statements Line Items
Net loss							(105,587)			(105,587)
Other comprehensive income (loss)					34,891					34,891
Comprehensive income (loss)					34,891		(105,587)			(70,696)
Dividends declared							(31,213)			(31,213)
Shares issued - Dividends reinvestment plan	$ 3,516									3,516
Shares issued - Dividends reinvestment plan (shares)	310,492
Shares issued - Employee share purchase plan	$ 513									513
Shares issued - Employee share purchase plan (shares)	42,735
Shared-based compensation			3,106							3,106
Fair value of options exercised, replacement share options	$ 13		(13)
Proceeds from exercise of options, replacement share options	$ 38									38
Proceeds from exercise of options, replacement share options (shares)	2,710
Units granted as payment of a 2017 bonus			990							990
Transfer of units from cash-settled to equity-settled			2,426							2,426
Share-based compensation, Restricted share units to be settled in common shares:			1,316							1,316
Income tax impact			140							140
Normal course issuer bid purchase of common shares	$ (27,931)						(5,015)			(32,946)
Normal course issuer bid purchase of common shares (shares)	(2,709,779)
Transfer of realized gain on financial assets at fair value through other comprehensive income (loss)					(8,514)		8,514
Ending Balance at Dec. 31, 2018	$ 1,609,162	$ 30,901	$ 21,230	$ 17,601	$ 23,499	[2]	$ 69,202			$ 1,771,595
Ending Balance (shares) at Dec. 31, 2018	155,443,351

[1]	As at December 31, 2017, accumulated other comprehensive loss comprises items that will not be recycled to the consolidated statement of loss amounting to ($2.2 million) and items that may be recycled to the consolidated statement of loss amounting to ($0.7 million) .
[2]	As at December 31, 2018, accumulated other comprehensive income comprises items that will not be recycled to the consolidated statement of loss amounting to ($37.6 million) and items that may be recycled to the consolidated statement of loss amounting to $61.1 million.